INCOME TAXES	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
INCOME TAXES

NOTE－12 INCOME TAXES

The provision for income taxes consisted of the following:

	Financial Years ended December 31,
	2022	2021	2020
	$’000	$’000	$’000

Income tax current year	529	500	137
Over provision for previous years	-	(270)	-
Deferred tax	-	-	(134)

Income tax expense	529	230	3

The effective tax rate in the years presented is the result of the mix of income earned in various tax jurisdictions that apply a broad range of income tax rate. The Company’s subsidiaries mainly operate in Singapore that are subject to taxes in the jurisdictions in which they operate, as follows:

BVI

MWE is considered to be an exempted British Virgin Islands Company and are presently not subject to income taxes or income tax filing requirements in the British Virgin Islands or the United States.

Singapore

Multi Ways SG is operating in Singapore and are subject to the Singapore tax law at the corporate tax rate at 17% on the assessable income arising in Singapore during its tax year.

The reconciliation of income tax rate to the effective income tax rate based on income before income taxes for the financial years ended December 31, 2022, 2021 and 2020 are as follows:

	Financial Years ended December 31,
	2022	2021	2020
	$’000	$’000	$’000

Income before income taxes	1,557	2,031	1,322
Statutory income tax rate	17%	17%	17%
Income tax expense at statutory rate	265	345	225
Tax effect of non-taxable income	(62)	-	(144)
Tax effect of non-deductible items	339	156	61
Tax refund	-	(263)	-
Tax holiday	(13)	(8)	(139)

Income tax expense	529	230	3

The following table sets forth the significant components of the deferred tax assets and liabilities of the Company as of December 31, 2022 and 2021:

	As of December 31,
	2022	2021
	$’000	$’000

Deferred tax asset:
Accelerated tax depreciation	8	8

Uncertain tax positions

The Company evaluates the uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measure the unrecognized benefits associated with the tax positions. As of December 31, 2022 and 2021, the Company did not have any significant unrecognized uncertain tax positions. The Company did not incur any interest and penalties related to potential underpaid income tax expenses for the financial years ended December 31, 2022, 2021 and 2020 and also did not anticipate any significant increases or decreases in unrecognized tax benefits in the next 12 months from December 31, 2022.